ACCOUNTS RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLES, NET
Schedule of accounts receivables, net

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable	118,517,235	104,627,444
Allowance for doubtful accounts	(3,288,535)	(3,307,381)
Accounts receivable, net	115,228,700	101,320,063

Schedule of movement of the allowance for doubtful accounts

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	1,956,245	228,146	3,288,535
Additions (reversals) charged to bad debt expense	(1,215,464)	3,060,389	505,912
Write-off of bad debt allowance	(512,635)	—	(487,066)
Balance at the end of the year	228,146	3,288,535	3,307,381